Deferred Policy Acquisition Costs and Present Value of Future Profits (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 JPY (¥)
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Estimated future net amortization expense of present value of future profits in 2013	$ 5
Estimated future net amortization expense of present value of future profits in 2014	4
Estimated future net amortization expense of present value of future profits in 2015	4
Estimated future net amortization expense of present value of future profits in 2016	3
Estimated future net amortization expense of present value of future profits in 2017		¥ 3